AQR Emerging Multi-Style II Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Net Total Return USD Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
I
Prospectus [Line Items]
Average Annual Return, Percent	32.90%	5.87%	8.09%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.67%	4.80%	7.34%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.46%	4.36%	6.46%
N
Prospectus [Line Items]
Average Annual Return, Percent	32.38%	5.56%	7.80%
R6
Prospectus [Line Items]
Average Annual Return, Percent	32.94%	5.96%	8.19%